Employee Benefits - Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	$ 164,299	$ 160,780
Current service cost	58,537	116,506
Interest cost	8,129	4,252
Benefits paid	(13,971)	(2,268)
Remeasurement (gain) loss arising from:
- Demographic	1,017	(12,200)
- Financial assumptions	7,869	(88,587)
- Experience	89	(11,952)
Settlement	57	82
Effect of movements in exchange rates	346	(2,314)
Defined benefit obligation, end of year	226,372	164,299
TFI International pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	20,189	27,127
Current service cost	382	539
Interest cost	787	730
Benefits paid	(10,139)	(985)
Remeasurement (gain) loss arising from:
- Demographic	0	0
- Financial assumptions	566	(4,880)
- Experience	1,849	(489)
Settlement	28	0
Effect of movements in exchange rates	337	(1,853)
Defined benefit obligation, end of year	13,999	20,189
TForce Freight pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation, beginning of year	144,110	133,653
Current service cost	58,155	115,967
Interest cost	7,342	3,522
Benefits paid	(3,832)	(1,283)
Remeasurement (gain) loss arising from:
- Demographic	1,017	(12,200)
- Financial assumptions	7,303	(83,707)
- Experience	(1,760)	(11,463)
Settlement	29	82
Effect of movements in exchange rates	9	(461)
Defined benefit obligation, end of year	$ 212,373	$ 144,110